Prepaid Expenses And Other Current Assets (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Other Current Assets [Abstract]
Finished goods	$ 1,400	$ 2,200
Work in progress	2,200	200
Recognized cost of equipment sales	$ 7,000	$ 17,700	$ 11,700